Commerce Bond Fund
Commerce Bond Fund – Summary
Investment Objective
The investment objective of the Fund is to seek total return through current income and, secondarily, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees<br/> (fees paid directly from your investment)
Shareholder Fees	Commerce Bond Fund Bond Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	none
Redemption Fees	none

Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Commerce Bond Fund Bond Fund
Management Fees	0.37%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.66%	[1]
[1]	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses, during the current fiscal year to 0.80% of the Fund’s average daily net assets through March 1, 2020. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:
This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Commerce Bond Fund | Bond Fund | USD ($)	68	212	370	827

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Security Types:  Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in debt securities. In seeking current income and capital appreciation, the Fund invests in a diversified portfolio of primarily investment-grade corporate debt obligations and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed and asset-backed securities, as well as municipal bonds. The Fund will provide shareholders with at least 60 days notice before changing its 80% investment policy. The Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities.
  Credit Quality:  Sixty-five percent of debt securities at the time of purchase by the Fund will be rated investment grade (AAA, AA, A, BBB or an equivalent rating) by one of the major credit rating agencies (S&P Global Ratings, Moody's and Fitch) that has assigned a rating to the security or, if unrated, deemed to be investment-grade quality by the Adviser. In addition, the Fund may invest up to 10% of its total assets in high yield (non-investment grade) securities known as junk bonds and up to 35% of its total assets in obligations rated BBB or Baa by one of the major credit rating agencies.
  Maturity Distribution:   The Fund’s average effective duration will be within 30% of the Bloomberg Barclays U.S. Aggregate Bond Index (“Index”), although the Fund has no restriction on the maximum or minimum duration of any individual security it holds. For example, if the duration of the Index were 6.0 years, the Fund’s assets would have a duration of between 4.2 years and 7.8 years. As of December 31, 2018, the duration of the Fund was 5.62 years, while the duration of the Index was 5.87 years. Duration is a measure of a fund’s sensitivity to interest rates. For example, a fund with a duration of 2 years would lose 2% of its value if interest rates rose by 1%, or it would gain 2% if interest rates declined by 1%. A fund with a duration of 4 years would be twice as volatile as a fund with a duration of 2 years.

Principal Risks
Call Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) earlier than expected. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk:  Credit risk is the risk that an issuer or guarantor of a fixed-income security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a bond may decline because of concerns about the issuer’s ability or willingness to make such payments.

Cybersecurity Risk:  Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Extension Risk:  An issuer may exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed or asset-backed security) later than expected. This may happen when interest rates rise. Under these circumstances, the value of the obligation will decrease and the Fund will also suffer from the inability to invest in higher-yielding securities.

High Yield Risk:  High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Income Risk:  The Fund’s portfolio income may decline because of falling market interest rates.

Interest Rate Risk:  Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Investment Risk:  The value of your investment in this Fund may fluctuate, which means that you could lose money.

Issuer Risk:  The value of a security owned by the Fund may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Large Shareholder Purchase and Redemption Risk:  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk:  The Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at an advantageous time or price.

Management Risk:  A strategy used by the Adviser could fail to produce the intended results.

Market Risk:  The market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

Maturity Risk:  The Fund will not necessarily hold its securities to maturity, which could result in loss of principal.

Mortgage-Backed and Asset-Backed Risk:  Mortgage-backed securities, especially collateralized mortgage-backed securities, and asset-backed securities may be subject to risks that include price volatility, liquidity, enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturn than other securities. As a result, these securities may be more difficult to value and liquidate, if necessary. To the extent the Fund invests in mortgage-backed securities that may be prepaid at the option of the obligor, sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise.

Municipal Bond Risk:  Municipal securities prices can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. In addition, economic conditions at the state, regional and federal level may adversely affect the municipal bond market and an issuer’s ability to repay the obligation. Municipal lease obligations and certificates of participation are subject to the added risk that the governmental lessee will fail to appropriate funds to enable it to meet its payment obligations under the lease.

Prepayment Risk:  Prepayment of the underlying mortgage collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of the securities.

U.S. Government Securities Risk:  The U.S. Government may not provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so. Although many U.S. Government securities purchased by the Fund may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and therefore are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
Fund Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Year-by-Year Total Returns as of 12/31 Each Year <br/><br/>TOTAL RETURN CALENDAR YEAR

Best Quarter* Q3 ‘09 Worst Quarter* Q2 ‘13	+5.01% –2.05%
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns <br/><br/>For the periods ended<br/> December 31, 2018
Average Annual Total Returns - Commerce Bond Fund		1 Year	5 Years	10 Years
Bond Fund		(0.59%)	2.75%	4.73%
Bond Fund | Returns After Taxes on Distributions		(1.89%)	1.24%	3.10%
Bond Fund | Returns After Taxes on Distributions and Sale of Shares		(0.36%)	1.43%	3.01%
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	0.01%	2.52%	3.48%
[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.